Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments and lending related contingent liabilities [text block table]	Irrevocable lending commitments and lending related contingent liabilities in € m. Dec 31, 2023 Dec 31, 2022 Irrevocable lending commitments 206,084 202,595 Revocable lending commitments 49,325 48,425 Contingent liabilities 65,131 67,214 Total 320,540 318,234